TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
TRADE RECEIVABLES [Text Block]

NOTE 7:- TRADE RECEIVABLES

	December 31,
	2020	2019

Wholesalers and pharmacies	$5,501	$1,810

Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. As of December 31, 2020 and 2019, there were no material past-due receivables.

Major customers data as a percentage of total revenues:

	December 31,
	2020	2019

Customer A	35%	—
Customer B	33%	2%